UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Insight Capital Research & Management, Inc.
Address:  2121 N. California Boulevard, Suite 560
          Walnut Creek, CA  94596

Form 13F File Number:    28-04736

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     James Foran
Title:    Controller
Phone:    925-948-2000

Signature, Place and Date of Signing:
James Foran         Walnut Creek, CA    February 6, 2008
     [Signature]                        [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      97

Form 13F Information Table Value Total:      1,159,835 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

NAME OF ISSUER         TIT  CUSIP       VALUE    SHARES     INV.   OTHE  VOTING AUTH
                       LE               X1000               DISC   R
                       OF                                   .      MGR
                       CLA
                       SS
                                                                           SOLE    SHR    NONE
Aetna Life & Casualty  cs   00817Y108   859      14,879     sole   n/a   5,447     n/a  9,432
Alpha Natural          cs   02076X102   21,453   660,491    sole   n/a   463,614   n/a  196,877
Resources Inc
Amazon.Com Inc         cs   023135106   1,112    12,001     sole   n/a   4,368     n/a  7,633
Amedisys Inc           cs   023436108   18,172   374,536    sole   n/a   265,773   n/a  108,763
Amphenol Corp New      cs   032095101   967      20,864     sole   n/a   7,708     n/a  13,156
Apollo Group Inc CL A  cs   037604105   896      12,779     sole   n/a   4,666     n/a  8,113
Apple Inc              cs   037833100   1,550    7,824      sole   n/a   3,027     n/a  4,797
Arena Resources Inc    cs   040049108   32,023   767,742    sole   n/a   525,445   n/a  242,297
Baidu Com Inc Adr      cs   056752108   2,901    7,441      sole   n/a   3,471     n/a  3,970
Bally Technologies Inc cs   05874B107   20,414   410,577    sole   n/a   286,103   n/a  124,474
Biomarin Pharma Inc    cs   09061G101   35,687   1,008,106  sole   n/a   687,783   n/a  320,323
Blue Coat Systems Inc  cs   09534T508   35,615   1,083,516  sole   n/a   763,893   n/a  319,623
BluePhoenix Solutions  cs   M20157109   10,549   582,183    sole   n/a   414,642   n/a  167,541
Brightpoint Inc        cs   109473405   16,364   1,065,397  sole   n/a   752,641   n/a  312,756
Cal-Maine Foods Inc    cs   128030202   25,847   974,265    sole   n/a   668,847   n/a  305,418
Canadian Solar Inc     cs   136635109   24,619   874,579    sole   n/a   571,553   n/a  303,026
Capella Education Co   cs   139594105   30,321   463,192    sole   n/a   322,501   n/a  140,691
CF Inds Hldgs Inc      cs   125269100   14,173   128,774    sole   n/a   78,410    n/a  50,364
Chart Inds Inc         cs   16115Q308   11,102   359,297    sole   n/a   254,631   n/a  104,666
Chipotle Mexican Grill cs   169656105   6,171    41,958     sole   n/a   29,262    n/a  12,696
Cisco Systems          cs   17275R102   895      33,053     sole   n/a   9,739     n/a  23,314
CNH Global Nv          cs   N20935206   8,620    130,958    sole   n/a   84,764    n/a  46,194
Ctrip.com Intl Ltd     cs   22943F100   13,917   242,154    sole   n/a   174,584   n/a  67,570
Cummins Inc            cs   231021106   601      4,717      sole   n/a   1,639     n/a  3,078
Deckers Outdoor Corp   cs   243537107   41,670   268,737    sole   n/a   189,688   n/a  79,049
Deere & Co.            cs   244199105   765      8,216      sole   n/a   3,004     n/a  5,212
DeVry Inc              cs   251893103   17,074   328,595    sole   n/a   237,694   n/a  90,901
Diageo PLC ADR         cs   25243Q205   366      4,262      sole   n/a   764       n/a  3,498
Dolby Laboratories Inc cs   25659T107   5,248    105,548    sole   n/a   73,460    n/a  32,088
Dynamic Matls Corp     cs   267888105   11,722   199,019    sole   n/a   140,545   n/a  58,474
Emerson Electric Co    cs   291011104   604      10,653     sole   n/a   3,867     n/a  6,786
Express Scripts        cs   302182100   461      6,318      sole   n/a   1,155     n/a  5,163
First Solar Inc        cs   336433107   11,020   41,251     sole   n/a   27,624    n/a  13,627
Flir Systems Inc       cs   302445101   6,262    200,064    sole   n/a   163,858   n/a  36,206
Flowserve Corp         cs   34354P105   6,069    63,083     sole   n/a   43,531    n/a  19,552
Fluor Corp             cs   343412102   658      4,518      sole   n/a   823       n/a  3,695
Fossil Inc             cs   349882100   16,156   384,850    sole   n/a   272,412   n/a  112,438
FTI Consulting Inc     cs   302941109   37,934   615,416    sole   n/a   433,190   n/a  182,226
Gamestop Corp          cs   36467W109   723      11,634     sole   n/a   4,228     n/a  7,406
Garmin Ltd             cs   G37260109   507      5,222      sole   n/a   1,885     n/a  3,337
GFI Group Inc          cs   361652209   17,701   184,930    sole   n/a   130,569   n/a  54,361
Google Inc             cs   38259P508   595      861        sole   n/a   315       n/a  546
Hewlett Packard Co     cs   428236103   1,232    24,413     sole   n/a   7,300     n/a  17,113
Icon Pub Ltd Co        cs   45103T107   11,625   187,918    sole   n/a   124,235   n/a  63,683
Illumina Inc           cs   452327109   26,934   454,511    sole   n/a   317,606   n/a  136,905
Innodata Corp          cs   457642205   1,595    298,207    sole   n/a   120,428   n/a  177,779
Intel Corp             cs   458140100   512      19,215     sole   n/a   7,052     n/a  12,163
Intuitive Surgical Inc cs   46120E602   6,544    20,260     sole   n/a   12,628    n/a  7,632
Inverness Med          cs   46126P106   15,807   281,367    sole   n/a   199,500   n/a  81,867
Innovations Inc
IShares Russell Midcap cs   464287481   496      4,354      sole   n/a   4,354     n/a  0
Growth Index
IShares Trust Russell  cs   464287648   4,877    58,420     sole   n/a   35,420    n/a  23,000
2000 Growth Index
JA Solar Holdings Co   cs   466090107   20,454   292,991    sole   n/a   204,633   n/a  88,358
Lifecell Corp          cs   531927101   13,379   310,343    sole   n/a   224,739   n/a  85,604
Lindsay Manf Co        cs   535555106   12,455   176,193    sole   n/a   118,018   n/a  58,175
LKQ Corp               cs   501889208   17,359   825,848    sole   n/a   609,813   n/a  216,035
Mastercard Inc         cs   57636Q104   871      4,048      sole   n/a   1,491     n/a  2,557
McDermott Intl         cs   580037109   11,477   194,421    sole   n/a   131,112   n/a  63,309
McDonalds              cs   580135101   307      5,216      sole   n/a   961       n/a  4,255
Medco Health Solutions cs   58405U102   967      9,535      sole   n/a   3,496     n/a  6,039
Merck & Co             cs   589331107   275      4,730      sole   n/a   830       n/a  3,900
Micros System          cs   594901100   16,081   229,202    sole   n/a   160,776   n/a  68,426
Millennium Pharm Inc   cs   599902103   5,040    336,457    sole   n/a   231,410   n/a  105,047
Mindray Medical Intl   cs   602675100   17,756   413,220    sole   n/a   297,680   n/a  115,540
Mobile Tele Ojsc       cs   607409109   820      8,057      sole   n/a   2,948     n/a  5,109
Monsanto Co New        cs   61166W101   298      2,672      sole   n/a   487       n/a  2,185
Mosaic Co              cs   61945A107   2,663    28,226     sole   n/a   11,530    n/a  16,696
Navteq Corp            cs   63936L100   975      12,898     sole   n/a   4,546     n/a  8,352
New Oriental Ed & Tech cs   647581107   19,236   238,686    sole   n/a   169,227   n/a  69,459
Grp Inc Adr
Nokia Corp             cs   654902204   644      16,767     sole   n/a   6,600     n/a  10,167
Nvidia Corp            cs   67066G104   8,422    247,558    sole   n/a   160,086   n/a  87,472
Omnivision Tech Inc    cs   682128103   12,844   820,726    sole   n/a   585,742   n/a  234,984
Onyx Pharmaceuticals   cs   683399109   22,194   399,025    sole   n/a   283,375   n/a  115,650
Inc
Owens-Illinois         cs   690768403   729      14,728     sole   n/a   5,284     n/a  9,444
Perrigo Co             cs   714290103   25,010   714,358    sole   n/a   503,247   n/a  211,111
Pharmanet Dev Group    cs   717148100   8,526    217,453    sole   n/a   161,198   n/a  56,255
Inc
Phase Forward Inc      cs   71721R406   3,473    159,687    sole   n/a   113,929   n/a  45,758
Plexus Corp            cs   729132100   18,126   690,234    sole   n/a   488,797   n/a  201,437
Potash CP of Sask      cs   73755L107   994      6,908      sole   n/a   2,786     n/a  4,122
Precision Castparts    cs   740189105   4,569    32,943     sole   n/a   21,163    n/a  11,780
Priceline.Com Inc      cs   741503403   63,547   553,252    sole   n/a   382,523   n/a  170,729
Research in Motion     cs   760975102   8,337    73,517     sole   n/a   46,131    n/a  27,386
Shanda Inter Ent Ltd   cs   81941Q203   4,233    126,976    sole   n/a   90,219    n/a  36,757
Shaw Group             cs   820280105   6,429    106,367    sole   n/a   74,227    n/a  32,140
Shengda Tech Inc       cs   823213103   1,642    113,649    sole   n/a   46,259    n/a  67,390
Sigma Designs Inc      cs   826565103   29,119   527,513    sole   n/a   370,415   n/a  157,098
Sohu Com Inc           cs   83408W103   20,102   368,700    sole   n/a   259,265   n/a  109,435
Solarfun Pow Hold Co   cs   83415U108   25,660   785,903    sole   n/a   524,453   n/a  261,450
Sunpower Corp Cl A     cs   867652109   9,086    69,683     sole   n/a   46,747    n/a  22,936
Synaptics Inc          cs   87157D109   28,833   700,503    sole   n/a   500,985   n/a  199,518
Synchronoss Tech Inc   cs   87157B103   24,776   699,087    sole   n/a   497,082   n/a  202,005
T-3 Energy Srvcs Inc   cs   87306E107   6,695    142,414    sole   n/a   97,914    n/a  44,500
Terra Inds Inc         cs   880915103   40,979   858,012    sole   n/a   585,545   n/a  272,467
Textron Inc            cs   883203101   455      6,385      sole   n/a   1,167     n/a  5,218
Triumph Group          cs   896818101   21,642   262,810    sole   n/a   185,739   n/a  77,071
United Therapeutics    cs   91307C102   15,853   162,340    sole   n/a   116,444   n/a  45,896
Western Digital        cs   958102105   8,272    273,803    sole   n/a   188,528   n/a  85,275
Willbros Group Inc     cs   969199108   18,248   476,571    sole   n/a   333,464   n/a  143,107



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